SUPPLEMENTAL FINANCIAL INFORMATION - Employee benefits expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense-gross	$ (16,154)	$ (12,315)
Salaries and short-term employee benefits
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense-gross	(12,416)	(9,358)
Share-based compensation
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense-gross	(3,736)	(2,832)
Termination benefits
SUPPLEMENTAL FINANCIAL INFORMATION
Employee benefits expense-gross	$ (2)	$ (125)